Derivative Instruments - Fair Value Inputs - Quantitative Information (Details) - Physical Liquefaction Supply Derivatives [Member] - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
	Dec. 31, 2021 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Net Fair Value Liability	$ (1,221,000,000)
Valuation, Market Approach [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Inputs Basis Spread	(0.380)
Valuation, Market Approach [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Inputs Basis Spread	0.628
Valuation, Market Approach [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Inputs Basis Spread	$ 0.035	[1]
Valuation Technique, Option Pricing Model [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Inputs Basis Spread Percentage	199.00%	[2]
Valuation Technique, Option Pricing Model [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Inputs Basis Spread Percentage	662.00%	[2]
Valuation Technique, Option Pricing Model [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Inputs Basis Spread Percentage	326.00%	[1],[2]

[1]	Unobservable inputs were weighted by the relative fair value of the instruments.
[2]	Spread contemplates U.S. dollar-denominated pricing.